Related Party Balances and Transactions - Due from related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Balances and Transactions
Amounts due from related parties	¥ 7,702,404	¥ 1,722,603
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Related party	Related party
Expected credit losses	¥ (10,142)	¥ (8,795)
Related party | Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary
Related Party Balances and Transactions
Amounts due from related parties	7,622,041	1,714,659
Related party | Blue Horizon Limited and its subsidiaries
Related Party Balances and Transactions
Amounts due from related parties	72,636
Related party | Forseven Limited and its affiliate
Related Party Balances and Transactions
Amounts due from related parties	11,749
Related party | Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	3,633	13,050
Related party | Hefei Chuang Wei Information Consultation Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	2,249	2,249
Related party | Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	¥ 238	¥ 1,440